Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 80	$ 196	$ 348	$ 657	$ 1,052
Cumulative after-tax gain on equity securities designated at FVOCI	30	43	58	109	169
Dividend income	$ 43	$ 42	$ 27	$ 123	$ 79